Provision for landfill closure	6 Months Ended
Jun. 30, 2018
Provision for landfill closure [Abstract]
Provision for landfill closure
15.	Provision for landfill closure

The balances by landfill are as follows:

	June 30, 2018	December 31, 2017
Paulínia	47,772	58,688
Paulínia II	5,548	3,656
Curitiba	21,226	19,053
Itapevi	12,407	11,663
Aracaju	375	356
CGR Guatapará	6,347	6,106
CGR Guatapará – Jardinópolis	3,111	2,764
CGR Guatapará – Piratininga	447	368
Resicontrol – Tremembé	3,549	3,506
Maceió	5,375	4,919
Feira de Santana	2,831	2,446
Sarandi	3	3
CGR Catanduva	22	4
Total	109,013	113,532

Current	7,288	20,651
Non-Current	101,725	92,881

Changes in provisions are as follows:

	Six months ended June 30
	2018	2017
Balance at beginning of period	113,532	101,620
Additions	5,501	4,600
Effect of passage of time	(6,110)	6,300
Reversal	-	(7,436)
Amounts used	(3,910)	(6,869)
Balance at end of period	109,013	98,215

The expected timing of outflows are as follows:

Jun 30, 2018
Up to 1 year	7,288
1 to 5 years	32,811
After 5 years	68,914
Total	109,013